Fee Income - Schedule of Fee Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Fee income from insurance contracts	$ 1,017	$ 968
Distribution fees	820	829
Fund management and other asset-based fees	3,662	3,444
Administrative service and other fees	752	725
Total fee income	$ 6,251	$ 5,966